Standards and interpretations issued but not effective	12 Months Ended
Dec. 31, 2023
Standards and interpretations issued but not effective
Standards issued but not effective

4.    Standards and interpretations issued but not effective

Certain new accounting standards and interpretations have been issued that are not yet effective as of December 31, 2023, and have not been early adopted by the Group. These standards are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.

Amendments to IFRS 16: Lease Liability in a Sale and Leaseback -

In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

The amendments are effective for annual reporting periods beginning on or after 1 January 2024 and must be applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Earlier application is permitted, and that fact must be disclosed. The amendments are not expected to have a material impact on the Group’s financial statements.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current -

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

●	What is meant by a right to defer settlement.
●	That a right to defer must exist at the end of the reporting period.
●	That classification is unaffected by the likelihood that an entity will exercise its deferral right.
●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. The amendments are effective for annual reporting periods beginning on or after 1 January 20243 and must be applied retrospectively. The amendments are not expected to have a material impact on the Group’s financial statements.

Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7 -

In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments will be effective for annual reporting periods beginning on or after 1 January 2024. Early adoption is permitted but will need to be disclosed. The amendments are not expected to have a material impact on the Group’s financial statements.

IFRS 18 “Presentation and disclosure of Financial Statements” -

In April 2024, the IASB issued IFRS 18 Presentation and disclosure in the Financial Statements which replaces IAS 1 Presentation of Financial Statements. The new standard is a result of the IASB’s Primary Financial Statements project, which is aimed at improving comparability and transparency of communication in financial statements.

While a number of sections have been brought forward from IAS 1, with limited wording changes, IFRS 18 Introduces new requirements on the presentation within the statement of profit or loss, including the specified totals and subtotals. It also requires disclosure of management defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements (PFS) and the notes. These new requirements are expected to impact all reporting entities.

Narrow scope amendments have been made to IAS 7 Statements of Cash flows and some requirements previously included within IAS 1 have been removed to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, which has also been renamed as IAS 8 Basis of Preparation of Financial Statement. IAS 34 Interim Financial Reporting was amended to require disclosure of management defined performance measures. Minor consequential amendments to other standards were also made.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 2027, but earlier application is permitted and must be disclosed, IFRS 18 will apply retrospectively. An entity that prepares condensed interim financial statements in accordance with IAS 34 in the first of adoption of IFRS 18, must present the headings and mandatory subtotals it expects to use in its financial statements. Comparative periods in both interim and annual financial statements will need to be restated and a reconciliation of the statement of profit or loss previously published will be required for the immediately preceding comparative period.

The group is currently assessing the new requirements of IFRS 18, with focus on the specific developments in its industry, to identify and collect relevant information to measure the impacts and resources needed, including internal changes, derived from implementing IFRS 18.

The Enhancement and Standardization of Climate-Related Disclosures for Investors –

On March 06, 2024, the Securities and Exchange Commission (SEC) issued the final rule on The Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition.

In April, 2024. the SEC voluntarily stayed its climate-related disclosure rules pending judicial review by the US Court of Appeals for the Eighth Circuit of the consolidated challenges to the rules. The SEC said in its order the stay will facilitate the judicial resolution of the challenges and that it will continue to vigorously defend the rules’ validity in court.